SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2017
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES [Abstract]
Schedule of Foreign Currency Balances
	2017	2016	2015
Year end RMB: US$ exchange rate	6.5342	6.9370	6.4917
Average yearly RMB: US$ exchange rate	6.7518	6.6401	6.2288

Schedule of Property, Plant and Equipment,Estmated Useful life
Depreciation is provided over their estimated useful lives, using the straight-line method. Estimated useful lives are as follows:

Plant, buildings and improvements	5 ~ 20 years
Machinery and equipment	5 ~ 20 years
Motor vehicles	5 years
Office Equipment	5 ~ 10 years